Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE

Convertible Notes Payable
$550,000 Note Payable:
On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 less an original issuance discount (OID) of $50,000, plus $3,500 in lender fees to two of its existing shareholders.  In connection with the note, the Company also incurred expenses of $21,800 for legal and other fees. Accordingly, net cash proceeds from the note amounted to $474,700. The holders were permitted to convert the outstanding principal amount of the note at a conversion price of 90% of the closing price of the Company's common stock, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like, without limitation on the number of shares that could potentially be issued. Upon initial recording of the note, the Company determined that the embedded conversion option (ECO) required bifurcation from the host instrument and classification as a liability at fair value. The initial fair value of the ECO of $12,151 was subsequently remeasured at fair value each reporting period (see Note 5). The allocation of proceeds from the note resulted in an initial carrying value of the principal of $484,349, consisting of the $550,000 face value of the note less the $50,000 OID, $3,500 in lender fees, and $12,151 allocated to the ECO, or a total discount of $65,651. The discount is subject to amortization, through charges to interest expense, over the term to maturity or conversion using the effective interest method. Approximately $5,800 and $59,900 of the discount was amortized as interest expense for the twelve months ended December 31, 2013 and 2012, respectively.

From October 2012 through December 2012, the holders of this promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. On February 4, 2013, the Company satisfied all of its remaining obligations under this note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share.

Proceeds from the note financings were allocated first to the embedded conversion option (see Note 5) that required bifurcation and recognition as a liability at fair value and then to the carrying value of the notes. The carrying value of the notes is subject to amortization, through charges to interest expense, over the term to maturity or conversion using the effective interest method.

$75,000 Notes Payable:
On May 4, 2012, the Company issued an unsecured 30-day promissory note to two of its existing shareholders in the principal amount of $75,000, incurring $6,000 in expenses for legal fees, which resulted in net proceeds of $69,000. In June 2012, the note was extended until December 4, 2012 and the parties agreed that the noteholders could convert the note at any time on or before the maturity date into shares of common stock at a conversion price equal to the lower of (i) $5.00 per share or (ii) 90% of the then market price based on a volume weighted average price per share of the Company's common stock for the ten trading days prior to the conversion date. Upon initial recording of the note, the Company determined that the embedded conversion option (ECO) required bifurcation from the host instrument and classification as a liability at fair value. The initial fair value of the ECO of $15,625 was subsequently remeasured at fair value each reporting period.The note bore interest at a rate of 8% per annum. The noteholders did not elect to convert this note and the Company was not able to pay the balance owed upon its maturity on December 4, 2012. Therefore, the conversion feature expired and the note was in default bearing interest at the default rate of 18% per annum. On August 15, 2013, the noteholders converted the $75,000 in principal, plus $12,366 of accrued interest into 349,464 shares of common stock and like number of warrants on the same terms and conditions as other investors in our 2013 Private Placement discussed in Note 7. The Company recorded a $93,482 loss on the exchange of the promissory note for shares in the Company's consolidated statements of operations during the twelve months ended December 31, 2013.

Bridge Bank Credit Agreement
On March 1, 2013, the Company entered into a secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. Pursuant to this agreement, the Company may submit requests for funding up to 80% of its eligible accounts receivable up to a maximum total outstanding advanced amount of $1.5 million. This agreement is secured by the Company's accounts receivable and substantially all of the Company's other assets. The agreement requires the Company to pay an annual facility fee of $7,500 (0.5% of the credit facility) and an annual due diligence fee of $1,000. Interest accrues on the advances at the prime rate plus 2% per annum. The default rate of interest is prime plus 7%. If the agreement is terminated prior to March 1, 2014, then the Company will be required to pay a termination fee of $18,750 (1% of the credit limit divided by 80%). As of December 31, 2013, the Company had no advances outstanding under this agreement. The Company incurred $31,301 in costs related to this loan acquisition including the fair value of warrants issued of $7,209. These costs have been capitalized in the Company's consolidated balance sheet as deferred finance costs and are being amortized to interest expense over one year. The Company amortized approximately $26,000 of these costs through interest expense during the twelve months ended December 31, 2013.

Brian Brady Promissory Notes
On April 11, 2013 and May 22, 2013, the Company entered into unsecured loan agreements with Brian W. Brady, a Director of the Company. Pursuant to these agreements, the Company received short-term loans totaling $750,000 due on May 31, 2013. The notes bore interest at 7% per annum with a default rate of interest at 12% based on a 360-day year. On May 31, 2013, the Company signed an extension and conversion agreement that extended the maturity date to August 31, 2013. Additionally, the parties agreed to allow these notes and all accrued interest thereon to be converted into equity upon closing of the next private placement on the same terms and conditions that will be applicable to other investors in the private placement. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 restricted stock to be issued upon the earlier of two years after the closing or completion of a transaction resulting in a change of control of the Company. The Company accounted for the extension and conversion agreement associated with these loans as a substantial modification on May 31, 2013 (see Note 5 under Convertible Notes-Carried at Fair Value).

On June 7, June 14, July 25, and August 12, 2013, the Company entered into additional unsecured loan agreements with Mr. Brady. Pursuant to these agreements, the Company received short-term loans totaling $520,000 maturing on August 31, 2013. The notes bore interest at 7% per annum with a default rate of interest at 12% based on a 360-day year.

On August 15, 2013, Mr. Brady converted the $1,270,000 in total principal described above, plus $19,252 of accrued interest, into 5,157,008 shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement discussed in Note 7.

During the twelve months ended December 31, 2013 and 2012, interest expense on all the notes amounted to $22,397 and $79,488, respectively. Direct finance costs allocated to the embedded derivatives were expensed in full upon issuance of the notes. Direct finance costs allocated to the notes are subject to amortization, through charges to interest expense, using the effective interest method. During the twelve months ended December 31, 2013 and 2012, interest expense related to the amortization of finance costs amounted to $27,962 and $25,923, respectively.